Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest costs [abstract]
Net gain (loss) on interest rate derivatives designated as cash flow hedges		£ 1	£ 3	£ 1
Hedge reserve reclassified to income statement		£ 4
Interest expense on bonds			£ 99
Maturity date of debt instrument	October 2022
Description of redemption of bonds	The redemption of these bonds took place in January 2020 and was committed to at 31 December 2019.